Dividends - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Aug. 21, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Disclosure of dividends [Line Items]
Dividend per share, after period-end			$ 0.43	$ 0.14
Dividend amount, after period-end			$ 2,289	$ 746
Tax rate		30.00%	30.00%	30.00%
Major ordinary share transactions [Member]
Disclosure of dividends [Line Items]
Dividend per share, after period-end	$ 0.63
Dividend amount, after period-end	$ 3,354
BHP Billiton Limited [Member]
Disclosure of dividends [Line Items]
Number of ordinary shares represented by each American Depositary Share		2
Tax rate		30.00%
BHP Billiton Plc [Member]
Disclosure of dividends [Line Items]
Number of ordinary shares represented by each American Depositary Share		2